COMPULSORY LOAN	12 Months Ended
Dec. 31, 2021
COMPULSORY LOAN
COMPULSORY LOANS

NOTE 27 — COMPULSORY LOAN

a) Compulsory Loan not paid

The Compulsory Loan on the consumption of electricity was created by Law No. 4,156/1962, for the purpose of expanding and improving the Brazilian electricity sector and has only been collected since 1964. Initially, the tax fell on all electricity consumers, and its return was ensured until the year 1976 by the issue of bearer bonds (Obligations).

With the advent of Decree-Law No. 1,512/1976, the incidence of the Compulsory Loan, during the period from 1977 to 1993, fell only on large industrial consumers of electric energy, considered those industrial companies with monthly consumption greater than 2,000 Kwh.

In this 2nd phase, the Compulsory Loan was represented by book-entry credits, and no longer by Obligations. The collection took place in the period from 1977 to 1993 and the return of the credits was made through the delivery of Eletrobras’ preferred shares, with four meetings for converting accrued credits into shares.

Most of the credits accrued by Eletrobras at the time the law was in effect have already been returned to taxpayers. However, there are still credits to be returned, since some taxpayers, questioning the constitutionality of the Compulsory Loan, filed a lawsuit with cosignatory actions to discuss its collection by Eletrobras, depositing these tax amounts in court.

As Eletrobras was successful in these legal proceedings and was authorized to withdraw the deposited amount, by issuing a court order, the obligation to return these taxes was recorded in the Company’s liabilities. These credits were not converted at the four meetings held by Eletrobras mentioned above, as they entered the Company’s cash after the last conversion meeting held in 2008.

Eletrobras, after withdrawing these deposits, assumes the obligation to return the principal amount within 20 years and to pay annual interest of 6% per year, in accordance with Decree-Law No. 1,512/1976. Therefore, these credits are recorded as current and non-current liabilities and are remunerated at the rate of 6% per year until the date of their conversion into shares, plus monetary restatement since the date that the judicial deposit was lifted, based on the variation in the Price Index at Special Broad Consumer IPCA-E.

It is noteworthy that the interest of 6% per year, in this case, is accrued during the grace period, as it is a compulsory loan not yet converted into shares, and also not a judicial debt, as is the case with judicial monetary correction of the tax already converted into shares and dealt with in note 33, which deals with provisions and contingent liabilities.

b) Provision for shares to be delivered

There is also a liability of the Company referring to the amount equivalent to the value of class B preferred shares , used as payment in lawsuits involving monetary restatement of the compulsory loan credits converted through the four meetings held by Eletrobras.

Considering that taxpayers need to register with the administrative procedure for share requests - Eletrobras SAC, demonstrating, through the appropriate legal documents, their legitimacy to receive these shares; there are many taxpayers who have not yet had the converted shares registered to their names, these referred shares being registered in Eletrobras’ shareholders’ equity, as well as with the Custodian Bank, under the heading “shares with shareholders to be identified”.

It should be noted that these are not treasury shares but shares subject to the conversion of compulsory loan credits, with the purpose of settling such credits, in accordance with the prerogative granted to Eletrobras by the legislation governing the tax. In addition, these are not shares without ownership , as the SAC is a procedure that attributes to the identified shareholder the full political and economic rights inherent in share ownership under the terms of Law No. 6,404/1976 and CVM regulations.

As of 2008, in a decision based on a legal position, Eletrobras used the balance of shares of shareholders not yet identified, resulting from the conversion of the Compulsory Loan, for the payment of legal proceedings for differences in the monetary correction of the credits of the Compulsory Loan . On the other hand, Eletrobras recorded a provision in an amount equivalent to the value of class B preferred shares , which must be delivered to taxpayers who prove their legitimacy within the scope of the SAC.

However, considering the new legal opinion, the understanding was consolidated that Eletrobras may pay off the obligation to deliver class B preferred shares, through capital increase or by the acquisition of identical shares on the market, in this case, in compliance with Law No. 6,404/1976 and rules issued by the CVM.

In this sense, Eletrobras can update the amount equivalent to the value of class B preferred shares, which it must deliver to the taxpayers who prove their legitimacy in the SAC, based on the market value of the share or its book value, relative to the last fiscal year, whichever is more advantageous.

The Company reclassified the amounts referring to the Compulsory Loan obligations previously presented from non-current to current, considering that the payment requirement may be exercised at the discretion of the holders of such rights.

Opening balance as of December 31, 2020 and 2019	1,047,109	485,756
Ingress of funds	—	7,263
Provision for implantation of shares	107,652	376,433
Debt charges	30,791	39,243
Interest payment	(1,328)	(2,282)
Monetary adjustment	32,111	140,696
Final balance as of December 31, 2021 and 2020	1,216,335	1,047,109

Accounting policy

Eletrobras records the obligation remunerated at the rate of 6% per year until the date of conversion into shares, plus monetary restatement based on the Special Extended Consumer Price Index IPCA-E, in accordance with Decree-Law No. 1.512 /1976. In the case of the provision for the implementation of shares, the amount is adjusted by the share price.